Commitments	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
COMMITMENTS
22	COMMITMENTS

	2019	2018
	USD	USD

Capital commitments:
Within one year	79,334,742	144,027,770
More than 1 year and less than 5 years	-	16,534,876

	79,334,742	160,562,646

Capital commitments relate to construction of phase 2 which is expected to be completed by the end of last quarter of 2020.